EQUITY INCENTIVE PLAN	9 Months Ended
Sep. 30, 2017
Equity Incentive Plan
EQUITY INCENTIVE PLAN

In August 2017, the Company approved and adopted the 2017 Equity Award Plan (the “2017 Plan”) which replaced the 2016 Equity Award Plan (the “2016 Plan”). The 2017 Plan permits the granting of stock options, stock appreciation rights, restricted and unrestricted stock awards, phantom stock, performance awards and other stock-based awards for the purpose of attracting and retaining quality employees, directors and consultants. Maximum awards available under the 2017 Plan were initially set at 3,000,000 shares. To date, only stock options have been issued under the 2016 Plan and the 2017 Plan.

Stock Options

Stock options granted under the 2017 Plan may be either incentive stock options (“ISOs”) or non-qualified stock options (“NSOs”). ISOs may be granted to employees and NSOs may be granted to employees, directors, or consultants. Stock options are granted at exercise prices as determined by the Board of Directors. The vesting period is generally three to four years with a contractual term of 10 years.

The 2017 Plan is administered by the Administrator, which is currently the Board of Directors of the Company. The Administrator has the exclusive authority, subject to the terms and conditions set forth in the 2017 Award Plan, to determine all matters relating to awards under the 2017 Plan, including the selection of individuals to be granted an award, the type of award, the number of shares of Novume common stock subject to an award, and all terms, conditions, restrictions and limitations, if any, including, without limitation, vesting, acceleration of vesting, exercisability, termination, substitution, cancellation, forfeiture, or repurchase of an award and the terms of any instrument that evidences the award.

Novume has also designed the 2017 Plan to include a number of provisions that Novume’s management believes promote best practices by reinforcing the alignment of equity compensation arrangements for nonemployee directors, officers, employees, consultants and stockholders’ interests. These provisions include, but are not limited to, the following:

No Discounted Awards. Awards that have an exercise price cannot be granted with an exercise price less than the fair market value on the grant date.

No Repricing Without Stockholder Approval. Novume cannot, without stockholder approval, reduce the exercise price of an award (except for adjustments in connection with a Novume recapitalization), and at any time when the exercise price of an award is above the market value of Novume common stock, Novume cannot, without stockholder approval, cancel and re-grant or exchange such award for cash, other awards or a new award at a lower (or no) exercise price.

No Evergreen Provision. There is no evergreen feature under which the shares of common stock authorized for issuance under the 2017 Plan can be automatically replenished.

No Automatic Grants. The 2017 Plan does not provide for “reload” or other automatic grants to recipients.

No Transferability. Awards generally may not be transferred, except by will or the laws of descent and distribution or pursuant to a qualified domestic relations order, unless approved by the Administrator.

No Tax Gross-Ups. The 2017 Plan does not provide for any tax gross-ups.

No Liberal Change-in-Control Definition. The change-in-control definition contained in the 2017 Plan is not a “liberal” definition that would be activated on mere stockholder approval of a transaction.

“Double-trigger” Change in Control Vesting. If awards granted under the 2017 Plan are assumed by a successor in connection with a change in control of Novume, such awards will not automatically vest and pay out solely as a result of the change in control, unless otherwise expressly set forth in an award agreement.

No Dividends on Unearned Performance Awards. The 2017 Plan prohibits the current payment of dividends or dividend equivalent rights on unearned performance-based awards.

Limitation on Amendments. No amendments to the 2017 Plan may be made without stockholder approval if any such amendment would materially increase the number of shares reserved or the per-participant award limitations under the 2017 Plan, diminish the prohibitions on repricing stock options or stock appreciation rights, or otherwise constitute a material change requiring stockholder approval under applicable laws, policies or regulations or the applicable listing or other requirements of the principal exchange on which Novume’s shares are traded.

Clawbacks. Awards based on the satisfaction of financial metrics that are subsequently reversed, due to a financial statement restatement or reclassification, are subject to forfeiture.

When making an award under the 2017 Plan, the Administrator may designate the award as “qualified performance-based compensation,” which means that performance criteria must be satisfied in order for an employee to be paid the award. Qualified performance-based compensation may be made in the form of restricted common stock, restricted stock units, common stock options, performance shares, performance units or other stock equivalents. The 2017 Plan includes the performance criteria the Administrator has adopted, subject to stockholder approval, for a “qualified performance-based compensation” award.

A summary of stock option activity under the Company’s 2016 Plan and 2017 Plan for the nine months ended September 30, 2017 is as follows:

			Weighted
	Number	Weighted	Average
	of Share	Average	Remaining	Aggregate
	Subject to	Exercise	Contractual	Intrinsic
	Option	Price	Term	Value
Balance at December 31, 2016	58,499	$1.68	9.29
Granted	1,161,313	1.56	9.30
Exercised	—	—	—
Canceled	—	—	—
Balance at September 30, 2017	1,219,812	$1.56	9.26	$430,190

Exercisable at September 30, 2017	262,645	$1.57	8.72	$102,397

Vested and expected to vest at September 30, 2017	1,131,991	$1.56	9.26	$399,140

Stock compensation expense for the three months ended September 30, 2017 and 2016 was $107,321 and $0, respectively, and for the nine months ended September 30, 2017 and 2016 was $227,470 and $51,380, respectively, and is included in selling, general and administrative expenses in the accompanying consolidated statements of operations.

The intrinsic value of the stock options granted during the nine months ended September 30, 2017 was $400,543. No stock options were granted or outstanding prior to 2016. The total fair value of shares that became vested after grant during the nine months ended September 30, 2017 was $72,750.

As of September 30, 2017, there was $527,347 of unrecognized stock compensation expense related to unvested stock options granted under the 2016 Plan that will be recognized over a weighted average period of 2.58 years.